Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments [Abstract]
Lease expiration date	Dec. 31, 2016
2013	$ 310,000
2014	85,000
2015	56,000
2016	27,000
2017	3,000
Thereafter
Total lease commitments	481,000
Rent and lease expense	$ 800,000	$ 600,000